Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Turnover	£ 34,114	£ 34,099	£ 33,754
Cost of sales	(11,603)	(11,704)	(11,863)
Gross profit	22,511	22,395	21,891
Selling, general and administration	(10,975)	(11,456)	(11,402)
Research and development	(5,278)	(5,098)	(4,568)
Royalty income	419	318	351
Other operating (expense)/income	(476)	1,624	689
Operating profit	6,201	7,783	6,961
Finance income	28	44	98
Finance expense	(784)	(892)	(912)
Share of after tax profits of associates and joint ventures	33	33	74
Loss on disposal of interest in associates	(36)	0	0
Profit before taxation	5,442	6,968	6,221
Taxation	(346)	(580)	(953)
Profit after taxation for the year	5,096	6,388	5,268
Profit attributable to non-controlling interests	711	639	623
Profit attributable to shareholders	4,385	5,749	4,645
Profit after taxation for the year	£ 5,096	£ 6,388	£ 5,268
Basic earnings per share (pence)	£ 0.876	£ 1.155	£ 0.939
Diluted earnings per share (pence)	£ 0.866	£ 1.141	£ 0.926